PREPAIDS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Prepaid Expenses And Deposits
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS

	December 31, 2023	December 31, 2022
Insurance	$838,445	$1,148,455
Prepaid interest	810	1,889
Prepaid marketing services	71,539	733,417
Prepaid rent	21,768	12,485
Prepaid subscriptions	48,007	29,194
Deposits(1)	361,646	382,284
	$1,342,215	$2,307,724

(1)	A deposit in the amount of $228,572 related to the purchase of inventory related to the Vital Intelligence Inc. acquisition was written off during the year ended December 31, 2022 as there was uncertainty related to whether the Company would recover the value.